LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2014
LONG-TERM LIABILITIES [Abstract]
LONG-TERM LIABILITIES
18.	LONG-TERM LIABILITIES

In connection with the acquisition of the intangible assets relating to a game license obtained in 2012, the Company was required to make certain cash payments by installment. The total cash installment payments amounted to $55,000,000 with a present value of $53,460,269 on the acquisition date. The Company has recorded the outstanding current and noncurrent payment liabilities of $10,000,000 and $9,860,000 under accounts payable and long-term liabilities, respectively as of December 31, 2014.